Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of primary business segments									4
Segment Information
Net interest income	$ 4,919,000	$ 4,889,000	$ 4,920,000	$ 4,865,000	$ 4,868,000	$ 5,039,000	$ 5,013,000	$ 4,839,000	$ 19,592,463	$ 19,759,719	$ 18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Impairment of other asset									(1,886,080)
Non-interest income									26,613,056	24,654,329	22,888,310
Income before income taxes									7,861,318	7,874,219	4,932,326
Income tax expense (benefit)									2,095,000	1,953,000	914,200
Net Income									5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest									5,900	191,938	257,438
Net Income attributable to Oneida Financial Corp.	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Total Assets	681,391,438				663,712,579				681,391,438	663,712,579
Reportable segments
Segment Information
Net interest income									19,592,463	19,759,719	18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Investment gains (losses), net									1,416,032	256,938	(797,571)
Impairment of other asset									(1,886,080)
Non-interest income									26,613,056	24,654,329	22,888,310
Non-interest expenses									35,333,950	33,963,908	31,625,073
Depreciation and amortization									1,800,203	1,782,859	1,981,965
Income before income taxes									7,861,318	7,874,219	4,932,326
Income tax expense (benefit)									2,095,000	1,953,000	914,200
Net Income									5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest									5,900	191,838	257,438
Net Income attributable to Oneida Financial Corp.									5,760,418	5,729,381	3,760,688
Total Assets	689,781,150				671,987,320				689,781,150	671,987,320	668,961,062
Banking Activities
Segment Information
Net interest income									19,592,463	19,759,719	18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Investment gains (losses), net									1,416,032	256,938	(797,571)
Impairment of other asset									(1,886,080)
Non-interest income									5,107,436	5,232,304	5,389,562
Non-interest expenses									17,721,107	17,128,181	16,380,671
Depreciation and amortization									1,549,317	1,511,682	1,685,384
Income before income taxes									4,219,427	5,559,098	2,974,561
Income tax expense (benefit)									597,400	964,600	78,800
Net Income									3,622,027	4,594,498	2,895,761
Less: net income attributable to noncontrolling interest									5,900	191,838	257,438
Net Income attributable to Oneida Financial Corp.									3,616,127	4,402,660	2,638,323
Total Assets	656,728,776				641,445,777				656,728,776	641,445,777	643,116,251
Insurance Activities
Segment Information
Non-interest income									12,000,802	11,603,209	10,515,421
Non-interest expenses									9,921,563	10,075,521	9,428,009
Depreciation and amortization									163,263	171,507	169,131
Income before income taxes									1,915,976	1,356,181	918,281
Income tax expense (benefit)									795,500	586,000	404,000
Net Income									1,120,476	770,181	514,281
Net Income attributable to Oneida Financial Corp.									1,120,476	770,181	514,281
Total Assets	24,455,573				22,835,569				24,455,573	22,835,569	20,184,212
Consulting Activities
Segment Information
Non-interest income									7,635,322	6,482,456	5,936,999
Non-interest expenses									5,903,445	5,382,755	4,729,998
Depreciation and amortization									85,126	98,424	125,486
Income before income taxes									1,646,751	1,001,277	1,081,515
Income tax expense (benefit)									667,000	413,000	447,000
Net Income									979,751	588,277	634,515
Net Income attributable to Oneida Financial Corp.									979,751	588,277	634,515
Total Assets	8,079,227				7,399,574				8,079,227	7,399,574	5,509,696
Risk Management Activities
Segment Information
Non-interest income									1,869,496	1,336,360	1,046,328
Non-interest expenses									1,787,835	1,377,451	1,086,395
Depreciation and amortization									2,497	1,246	1,964
Income before income taxes									79,164	(42,337)	(42,031)
Income tax expense (benefit)									35,100	(10,600)	(15,600)
Net Income									44,064	(31,737)	(26,431)
Net Income attributable to Oneida Financial Corp.									44,064	(31,737)	(26,431)
Total Assets	$ 517,574				$ 306,400				$ 517,574	$ 306,400	$ 150,903